Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2012
Reserved Shares of Common Stock for Issuance

We have reserved shares of common stock for issuance at June 30, 2012 as follows:

Reserved Stock Options
Stock options outstanding	2,738,250
Reserved for future grants of stock options	1,091,905

Total reserved shares of common stock for issuance	3,830,155

Summary of Warrants Activity

The warrants activity is summarized as follows:

	Warrants Outstanding	Weighted Average Exercise Price
Warrants outstanding as of June 30, 2009	1,932,737	$0.99
Expiration of warrants assumed in June 2007	(333,333)	$1.20

Warrants outstanding as of June 30, 2010	1,599,404	$0.95
Expiration of warrants assumed in June 2008	(73,889)	$0.90
Warrants exercised from amendment to Notes with related parties	(1,218,493)	$0.95

Warrants outstanding as of June 30, 2011	307,022	$0.95
Warrants exercised from amendment to Notes with related parties	(307,022)	$0.95

Warrants outstanding as of June 30, 2012	—	$0.00

Summary of Stock Options Outstanding and Exercisable under All Stock Option Plans

The following table summarizes information about stock options outstanding and exercisable under all stock option plans as of June 30, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
$0.30–$0.60	60,355	6.05	$0.47	55,738	$0.47
$0.64–$0.64	458,631	2.91	0.64	458,631	0.64
$0.70–$0.70	1,000	3.32	0.70	1,000	0.70
$0.74–$0.74	691,678	7.13	0.74	459,399	0.74
$0.75–$0.91	299,906	5.88	0.79	218,292	0.78
$0.92–$1.40	288,632	5.09	1.17	239,117	1.16
$1.45–$3.32	290,998	5.45	2.32	175,457	2.31
$3.64–$5.28	423,000	9.37	4.64	16,666	5.28
$5.30–$6.91	222,050	9.30	6.08	600	5.60
$9.00–$9.00	2,000	9.33	9.00	—	—

$0.30–$9.00	2,738,250	6.39	$1.98	1,624,900	$0.99

Summary of Options Vested and Exercisable

The summary of options vested and exercisable at June 30, 2012 comprised:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term
Options outstanding	2,738,250	$1.98	$9,660,787	6.39
Fully vested and expected to vest options.	2,623,894	$1.89	$9,482,200	6.28
Options exercisable	1,624,900	$0.99	$7,251,533	4.91

Summary of Effect of Stock-Based Compensation

The table below summarizes the effect of stock-based compensation (in thousands, except per share amounts):

	Year Ended June 30,
	2012	2011	2010
Non-cash stock-based compensation expense	$(856)	$(218)	$(244)
Income tax benefit	—	—	—

Net income effect	$(856)	$(218)	$(244)

Net effect on earnings per share, basic and diluted	$(0.04)	$(0.01)	$(0.01)

Valuation Assumptions

During the fiscal year ended June 30, 2012, 2011 and 2010 there were 720,300, 280,450 and 1,121,700 options granted, respectively, with a weighted-average fair value of $3.21, $1.21 and $0.54, respectively, using the following assumptions:

	Year Ended June 30,
	2012	2011	2010
Dividend yield	—	—	—
Expected volatility	85%	82%	80%
Average risk-free interest rate	0.97%	1.82%	2.76%
Expected life (in years)	4.48	4.50	6.25

2005 Management Stock Option Plan [Member]
Activity Plan

The following table represents the activity under the 2005 Management Plan:

	Shares Available for Grant	Options Outstanding	Weighted Average Price
Balance at June 30, 2009	324,250	1,134,400	$0.77
Options Granted	(120,000)	120,000	$0.82
Options Forfeited / Expired	30,000	(30,000)	$0.64

Balance at June 30, 2010	234,250	1,224,400	$0.78
Options Granted	(115,000)	115,000	$1.97
Options Forfeited / Expired	—	(755,000)	—

Balance at June 30, 2011	119,250	584,400	$0.93
Shares Authorized for Issuance	500,000	—	—
Options Granted	(340,000)	340,000	$4.56
Options Exercised	—	(40,650)	$0.69
Options Forfeited / Expired	18,750	(18,750)	$2.90

Balance at June 30, 2012	298,000	865,000	$2.33

2005 Stock Incentive Plan [Member]
Activity Plan

The following table represents the activity under the 2005 Stock Incentive Plan:

	Shares Available for Grant	Options Outstanding	Weighted Average Price
Balance at June 30, 2009	1,087,600	372,400	$0.99
Options Granted	(941,100)	941,100	$0.76
Options Exercised	—	(840)	$0.74
Options Forfeited / Expired	46,017	(46,017)	$0.90

Balance at June 30, 2010	192,517	1,266,643	$0.82
Options Granted	(165,450)	165,450	$1.89
Options Exercised	—	(110,781)	$0.75
Options Forfeited / Expired	71,984	(71,984)	$1.03

Balance at June 30, 2011	99,051	1,249,328	$0.96
Shares Authorized for Issuance	1,000,000	—	—
Options Granted	(380,300)	380,300	$5.53
Options Exercised	—	(54,713)	$0.95
Options Forfeited / Expired	75,154	(75,154)	$4.04

Balance at June 30, 2012	793,905	1,499,761	$1.96

2000 Non-Management Stock Option Plan [Member]
Activity Plan

The following table represents the activity under the 2000 Plan:

	Shares Available for Grant	Options Outstanding	Weighted Average Price
Balance at June 30, 2009	42,589	152,256	$10.29
Options Granted	(56,000)	56,000	$0.71
Options Exercised	—	(500)	$0.80
Options Forfeited / Expired	14,989	(14,989)	$16.27

Balance at June 30, 2010	1,578	192,767	$7.07
Options Granted	—	(25,953)	$0.90
Options Forfeited / Expired	58,293	(58,293)	$19.86
Plan Shares Expired	(59,871)	—	—

Balance at June 30, 2011	—	108,521	$1.68
Options Exercised	—	(27,655)	$1.59
Options Forfeited / Expired	—	(3,389)	$11.46

Balance at June 30, 2012	—	77,477	$1.28

1998 Stock Plan [Member]
Activity Plan

The following table represents the activity under the 1998 Plan:

	Shares Available for Grant	Options Outstanding	Weighted Average Price
Balance at June 30, 2009	22,122	577,994	$5.83
Options Granted	(4,600)	4,600	$0.49
Options Exercised	—	(19,344)	$0.66
Options Forfeited / Expired	52,858	(52,858)	$13.35

Balance at June 30, 2010	70,380	510,392	$5.20
Options Granted	—	(39,216)	$0.73
Options Forfeited / Expired	40,465	(40,465)	$34.51
Plan Shares Expired	(110,845)	—	—

Balance at June 30, 2011	—	430,711	$2.86
Options Exercised	—	(79,416)	$2.43
Options Forfeited / Expired	—	(55,283)	$12.21

Balance at June 30, 2012	—	296,012	$1.22